Consolidated Statement of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income	¥ 254,109	¥ 252,703	¥ 135,233
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	261,343	276,193	315,393
Loss on disposal of fixed assets	8,937	21,120	8,215
Impairment loss of fixed assets (Note 5)	598	1,288	15,466
Impairment loss of investments	8,130	23,330	2,398
Equity in (earnings) losses of affiliated companies	7,368	(10,471)	12,649
Deferred income taxes	29,129	29,381	20,712
(Increase) decrease in trade receivables	9,991	(6,671)	48,244
(Increase) decrease in inventories	(109,983)	(17,532)	143,580
Increase (decrease) in trade payables	35,766	115,726	(76,843)
Increase (decrease) in accrued income taxes	(25,653)	25,228	(21,023)
Increase (decrease) in accrued expenses	8,938	77	(9,827)
Increase (decrease) in accrued (prepaid) pension and severance cost	(2,315)	4,147	4,765
Other, net	(16,796)	29,894	12,273
Net cash provided by operating activities	469,562	744,413	611,235
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(238,129)	(199,152)	(327,983)
Proceeds from sale of fixed assets (Note 5)	3,273	3,303	8,893
Purchases of available-for-sale securities	(2,160)	(10,891)	(3,253)
Proceeds from sale and maturity of available-for-sale securities	1,934	3,910	2,460
Increase in time deposits, net	(34,111)	(80,904)	(11,345)
Acquisitions of subsidiaries, net of cash acquired	29	(55,686)	(2,979)
Purchases of other investments	(373)	(1,955)	(37,981)
Other, net	12,994	(758)	1,944
Net cash used in investing activities	(256,543)	(342,133)	(370,244)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	725	5,902	3,361
Repayments of long-term debt	(4,670)	(5,739)	(6,282)
Increase (decrease) in short-term loans, net	2,466	(74,933)	(280)
Dividends paid	(152,784)	(136,103)	(135,793)
Repurchases of treasury stock, net	(99,766)	(61,196)	(42)
Other, net	(3,484)	(7,828)	(3,343)
Net cash used in financing activities	(257,513)	(279,897)	(142,379)
Effect of exchange rate changes on cash and cash equivalents	(22,858)	(76,838)	17,226
Net change in cash and cash equivalents	(67,352)	45,545	115,838
Cash and cash equivalents at beginning of year	840,579	795,034	679,196
Cash and cash equivalents at end of year	773,227	840,579	795,034
Cash paid during the year for:
Interest	914	1,924	384
Income taxes	¥ 120,696	¥ 80,212	¥ 82,906